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                     WELLS FARGO NON-QUALIFIED SELECT
            ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
              GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                      SUPPLEMENT DATED MARCH 8, 2001
                    TO PROSPECTUS DATED AUGUST 28, 2000


Effective March 8, 2001, the Janus Aspen High-Yield Investment Division is closed to new and subsequent premium payments and transfers of Investment Value.





















This supplement should be retained with the Prospectus for future reference.


33-63731